Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 40,022	$ 6,268
Investments in marketable securities	249	247
Accounts receivable	8,929	8,747
Income receivable	9,053	6,680
Deferred tax assets	3,719	5,895
Prepaid expenses and other current assets	$ 7,805	7,725
Restricted cash		250
Total current assets	$ 69,777	35,812
Deferred costs	4,187	4,373
Fixed assets, net	46,768	49,888
Intangible assets, net	56,255	59,834
Goodwill	67,403	67,403
Loan receivable related to New Markets Tax Credit financing (Note 12)	7,633	7,633
Other assets	2,523	4,940
Restricted cash	2,725	2,500
Total assets	257,271	232,383
Current liabilities:
Accounts payable	3,339	3,787
Accrued expenses	25,872	30,322
Deferred revenue	25,174	22,392
Total current liabilities	54,385	56,501
Deferred revenue and other non-current liabilities	4,019	2,342
Loan payable and deferred contribution related to New Markets Tax Credit financing (Note 12)	8,871	9,181
Debt	94,000	89,000
Deferred tax liabilities	3,814	2,393
Total liabilities	$ 165,089	$ 159,417
Commitments and contingencies (Note 7)
Stockholders' equity:
Common stock, $0.001 par value; 200,000,000 shares authorized; 59,570,839 shares issued and 47,657,813 shares outstanding at December 31, 2014; 59,028,810 shares issued and 47,115,784 shares outstanding at December 31, 2013	$ 60	$ 60
Additional paid-in capital	185,588	181,339
Treasury stock, 11,913,026 and 11,913,026 shares at December 31, 2014 and December 31, 2013, respectively	(137,899)	(137,899)
Retained earnings	44,433	29,466
Total stockholders' equity	92,182	72,966
Total liabilities and stockholders' equity	$ 257,271	$ 232,383